Long-term Debt - Credit Agreements - Covenants (Details) - May 2014 Credit Agreements - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Debt covenants
Subsidiarys net assets, percentage restricted		90.00%
Borrowing threshold for leverage ratio covenant to apply (as a percent)		35.00%
Forecast
Debt covenants
Voluntary prepayment of borrowings	$ 13,099